UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

VISTA POINT ASSETS LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001802711

VISTA POINT SECURITIZATION TRUST 2021-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Jim Malloy, (949) 333-3326
Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VISTA POINT ASSETS LLC

Date: August 24, 2021	By:	/s/ Jim Malloy
Name: Jim Malloy
Title: COO/EVP Capital Markets

EXHIBIT INDEX

Exhibit Number

99.1 Third Party Due Diligence Report - Clayton Executive Summary

Schedule 1 - Conditions Report

Schedule 2 - Loan Level Tape Compare Report

Schedule 3 - Rating Agency ATR QM Data Fields Report

Schedule 4 - Valuations Summary Report

Schedule 5 - Waived Conditions Summary Report

99.2 Third Party Due Diligence Report - AMC Executive Summary

Schedule 1 - Rating Agency Grades Report

Schedule 2 - Exception Grades Report

Schedule 3 - Valuation Summary Report

Schedule 4 - Data Compare Report

99.3 Third Party Due Diligence Report - EdgeMac Executive Summary

Schedule 1 - Exception Report

Schedule 2 - Rating Agency Grades Report

Schedule 3 - Final Tape Compare Report

Schedule 4 - Valuation Summary Report

99.4 Third Party Due Diligence Report - Evolve Executive Summary

Schedule 1 - Exception Detail Report

Schedule 2 - Rating Agency Grades Report

Schedule 3 - QM ATR Data Report

Schedule 4 - Data Compare Report

Schedule 5 - Valuation Summary Report

99.5 Third Party Due Diligence Report - Selene Executive Summary

Schedule 1 - Rating Agency Grades Report

Schedule 2 - Standard Findings Report

Schedule 3 - Valuation Summary Report

Schedule 4 - Data Compare Report

99.6 Third Party Due Diligence Report - Consolidated Analytics Executive Summary

Schedule 1 - Grading Summary Report

Schedule 2 - Exception Report

Schedule 3 - Valuations Summary Report

Schedule 4 - Data Compare Report

99.7 Third Party Due Diligence Report - Infinity Executive Summary

Schedule 1 - Rating Agency Grading Report

Schedule 2 - Finding Details Report

Schedule 3 - Valuation Summary Report

Schedule 4 - Data Compare Report